Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

Note 6. Inventories

A summary of inventories is as follows at December 31 (in thousands):

	2021	2020
Raw materials	$19,853	7,688
Work-in-progress	1,122	865
Finished goods	15,268	17,252
Total inventories	$36,243	$25,805

Work-in-progress represents inventory items in intermediate stages of production by third party manufacturers. For the years ended December 31, 2021, 2020 and 2019, net realizable value inventory adjustments and excess and obsolete inventory charges were $0.9 million, $7.1 million and $2.7 million, respectively, and were recognized in cost of revenues.